Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Professional service fee	5,643	4,885
Advertising expense payables	13,728	14,370
Promotional expense payables	4,571	3,577
Others	3,371	2,833
Total	27,313	25,665